Carnival Corporation & PLC Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Common stock	Ordinary shares	Additional paid-in capital	Retained earnings	AOCI	Treasury stock
Beginning Balance at Nov. 30, 2016	$ 22,597	$ 7	$ 358	$ 8,632	$ 21,843	$ (2,454)	$ (5,789)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	2,606				2,606
Other comprehensive income (loss)	672					672
Cash dividends declared	(1,155)				(1,155)
Purchases of treasury stock under the Repurchase Program and other	(504)			56			(560)
Ending Balance at Nov. 30, 2017	24,216	7	358	8,690	23,292	(1,782)	(6,349)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	3,152				3,152
Other comprehensive income (loss)	(167)					(167)
Cash dividends declared	(1,378)				(1,378)
Purchases of treasury stock under the Repurchase Program and other	(1,380)			66			(1,446)
Ending Balance at Nov. 30, 2018	24,443	7	358	8,756	25,066	(1,949)	(7,795)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	2,990				2,990
Other comprehensive income (loss)	(117)					(117)
Cash dividends declared	(1,379)				(1,379)
Purchases of treasury stock under the Repurchase Program and other	(548)			51			(599)
Ending Balance at Nov. 30, 2019	$ 25,365	$ 7	$ 358	$ 8,807	$ 26,653	$ (2,066)	$ (8,394)